Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Assets	kr 365,929	kr 375,474
Liabilities	343,083	353,899
Currency risk
Risk information
Assets	365,929	375,474
Liabilities	343,083	353,899
Currency risk | Foreign currencies
Risk information
Assets	233,855	291,952
Liabilities	kr 234,264	kr 292,313